SEGMENT INFORMATION - Financial information by reportable segments (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue
Revenue	₽ 480,293	₽ 442,911	₽ 435,692
Operating profit	116,185	96,100	87,669
Depreciation and amortization	104,588	79,912	81,582
Other disclosure:
Capital expenditures	103,599	86,158	80,185
Operating segments
Revenue
Revenue	480,293	442,911	435,692
External Customers
Revenue
Revenue	480,293	442,911	435,692
Total
Revenue
Revenue	461,325	425,188	416,878
Operating profit	126,940	107,880	95,933
Depreciation and amortization	103,217	76,690	77,291
Other disclosure:
Capital expenditures	90,003	83,766	76,190
Total | Intersegment elimination
Revenue
Revenue	12,185	10,930	11,881
Total | Operating segments
Revenue
Revenue	473,510	436,118	428,759
Total | External Customers
Revenue
Revenue	461,325	425,188	416,878
Russia Convergent
Revenue
Revenue	386,838	365,846	355,056
Operating profit	106,296	93,821	81,484
Depreciation and amortization	82,457	59,942	60,087
Other disclosure:
Capital expenditures	67,863	65,790	61,208
Russia Convergent | Intersegment elimination
Revenue
Revenue	6,258	5,136	4,849
Russia Convergent | Operating segments
Revenue
Revenue	393,096	370,982	359,905
Russia Convergent | External Customers
Revenue
Revenue	386,838	365,846	355,056
Moscow fixed line
Revenue
Revenue	34,348	34,350	34,796
Operating profit	12,695	8,801	10,850
Depreciation and amortization	10,867	10,642	10,900
Other disclosure:
Capital expenditures	6,306	7,403	7,316
Moscow fixed line | Intersegment elimination
Revenue
Revenue	4,498	4,683	4,871
Moscow fixed line | Operating segments
Revenue
Revenue	38,846	39,033	39,667
Moscow fixed line | External Customers
Revenue
Revenue	34,348	34,350	34,796
Ukraine
Revenue
Revenue	28,826	24,992	27,026
Operating profit	6,658	5,258	3,599
Depreciation and amortization	9,346	6,106	6,304
Other disclosure:
Capital expenditures	15,151	10,573	7,666
Ukraine | Intersegment elimination
Revenue
Revenue	891	1,111	2,161
Ukraine | Operating segments
Revenue
Revenue	29,717	26,103	29,187
Ukraine | External Customers
Revenue
Revenue	28,826	24,992	27,026
MTS Bank
Revenue
Revenue	11,313
Operating profit	1,291
Depreciation and amortization	547
Other disclosure:
Capital expenditures	683
MTS Bank | Intersegment elimination
Revenue
Revenue	538
MTS Bank | Operating segments
Revenue
Revenue	11,851
MTS Bank | External Customers
Revenue
Revenue	11,313
Other
Revenue
Revenue	19,550	17,618	18,689
Operating profit	1,072	(871)	3,523
Depreciation and amortization	3,620	3,481	4,395
Other disclosure:
Capital expenditures	13,596	2,392	3,995
Other | Intersegment elimination
Revenue
Revenue	12,780	12,785	14,423
Other | Operating segments
Revenue
Revenue	32,330	30,403	33,112
Other | External Customers
Revenue
Revenue	19,550	17,618	18,689
HQ and elimination
Revenue
Revenue	(582)	105	125
Operating profit	(11,827)	(10,909)	(11,787)
Depreciation and amortization	(2,249)	(259)	(104)
HQ and elimination | Intersegment elimination
Revenue
Revenue	(24,965)	(23,715)	(26,304)
HQ and elimination | Operating segments
Revenue
Revenue	(25,547)	(23,610)	(26,179)
HQ and elimination | External Customers
Revenue
Revenue	₽ (582)	₽ 105	₽ 125